Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash Flow Information

P. Cash Flow Information

Cash paid for interest and income taxes was as follows:

	2015	2014	2013
Interest, net of amount capitalized	$270	$310	$304
Income taxes, net of amount refunded	$265	$184	$106